Schedule of Components of Net Periodic Benefit Credit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 22,167	$ 23,001	$ 17,125
Interest cost	35,879	33,151	28,935
Expected return on assets	(37,699)	(36,385)	(32,661)
Prior service cost (credit)	350	422	445
Actuarial (gain) loss	12,074	17,159	4,045
Transition asset	(1)	(1)	(1)
Settlement charge (credit)	124
Termination benefit charge	764	2,085	13,652
Total net periodic benefit cost (credit)	33,658	39,432	31,540
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	85	137	206
Interest cost	863	928	1,164
Prior service cost (credit)	(1,959)	(2,302)	(3,255)
Actuarial (gain) loss	(499)	(309)	(266)
Settlement charge (credit)	(9)
Total net periodic benefit cost (credit)	$ (1,519)	$ (1,546)	$ (2,151)